Long term investments, net - Equity method (Details) ¥ in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 JPY (¥)
Long term investments, net
Loss from equity method investments, excluding impairment	¥ 95,505	¥ 211,559		¥ 977,552
Impairment losses from equity investments accounted for using equity method	¥ 59,651	264,292		¥ 79,875
Didi Mobility Japan Corporation ("Didi Japan")
Long term investments, net
Additional investment made during period		161,720	¥ 2,600,000
Fair value of investments		¥ 433,950			¥ 6,950,000